Document and Entity Information	Jul. 31, 2019
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000783280
Document Type	8-K
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	DUKE REALTY CORPORATION
Title of 12(b) Security	Common Stock
Trading Symbol	DRE
Security Exchange Name	NYSE
Entity File Number	1-9044
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1740409
Entity Address, Address Line One	600 East 96th Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46240
City Area Code	317
Local Phone Number	808-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Realty Limited Partnership [Member]
Document Information [Line Items]
Entity Registrant Name	DUKE REALTY LIMITED PARTNERSHIP
Entity File Number	0-20625
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1898425